________________________________________________________________________________


                             THE HILLMAN AGGRESSIVE
                                   EQUITY FUND

________________________________________________________________________________


           a series of the Hillman Capital Management Investment Trust





                                  Annual Report

                      FOR THE YEAR ENDED SEPTEMBER 30, 2002





                               INVESTMENT ADVISOR
                        Hillman Capital Management, Inc.
                                613 Third Street
                           Eastport Maritime Building
                            Annapolis, Maryland 21403



                       THE HILLMAN AGGRESSIVE EQUITY FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Aggressive Equity Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

[LOGO]:
                                    HILLMAN
                               Capital Management
                              Investment Advisers
________________________________________________________________________________

   613 THIRD STREET * ANNAPOLIS, MARYLAND 21403 * 410-269-7783 * 800-226-0206
      FAX: 410-269-7785 * mark@hillmancapital.com * www.hillmancapital.com



Mark A. Hillman
President


                            Monday, November 18, 2002

Dear Shareholder of The Hillman Aggressive Equity Fund:

     Enclosed please find the annual report for The Hillman Aggressive Equity Fund (the "Fund") for the fiscal year ended September 30, 2002. The markets suffered from a crisis of investor confidence never before witnessed by young investors during this fiscal year. Shocked by acts of terrorism, anthrax scares, insider trading scandals and corporate corruption, investors pushed down the equity markets, with the S&P 500 Index declining 21.68%1. As with any period of market volatility, investment opportunities abound and we have positioned our portfolio to take advantage of buying opportunities.

     The Fund performed well in this difficult environment, declining 12.67%^2 from September 30, 2001 to September 30, 2002 versus a loss of 21.68% for the S&P 500 Index over the same period^1. We believe that our bedrock of value investing will continue to enable our clients to participate in market advances without unreasonable exposure to excessive risk. Of course, volatility should be expected from a fully invested non-diversified portfolio.

     Adherence to our discipline in bear markets is essential. The short-term swings of the market are unpredictable, but large-cap U.S. stocks have not had negative returns over any ten-year period since 1930-1939^3. During volatile markets it is tempting to listen to pundits who claim that they can predict short-term market direction. It is important to remember that if these people could make accurate predictions, they would be retired and enormously wealthy, instead of making predictions on television and in print media.

     We appreciate the opportunity to serve as your Fund's Investment Adviser.


                                            Sincerely yours,

                                            /s/ Mark A. Hillman


^1 Source:  Bloomberg L.P., 499 Park Avenue, New York, NY 10022-1240.
^2 See the attached  Performance  Update and  financial statements  for detailed information regarding the Fund's historical performance.
^3 Source: Ibbotson, Roger G., and Rex A. Sinquefield,  Stocks, Bonds, Bills and
   Inflation (SBBI), 1989, updated in SSBI 1999 Yearbook, TM Ibbotson Associates, Chicago, p. 46. All rights reserved.

________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
________________________________________________________________________________

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                     Performance Update - $10,000 Investment

    For the period from December 29, 2000 (Date of Initial Public Investment)
                              to September 30, 2002


[Line Graph Here]:

--------------------------------------------------------------------------------
                          The Hillman Aggressive            S&P 500 Total
                              Equity Fund                   Return Index
--------------------------------------------------------------------------------

12/29/00                        $10,000                      $10,000
 3/31/01                          8,390                        8,814
 6/30/01                          9,570                        9,330
 9/30/01                          7,500                        7,961
12/31/01                          8,950                        8,811
 3/31/02                          9,450                        8,836
 6/30/02                          8,610                        7,652
 9/30/02                          6,550                        6,330


This graph depicts the performance of The Hillman Aggressive Equity Fund (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                        Average Annual Total Returns

                --------------- ----------------------------
                                   Since Date of Initial
                    One Year    Public Investment (12/29/00)
                --------------- ----------------------------
                    (12.67)%             (21.44)%
                --------------- ----------------------------


>>   The graph assumes an initial $10,000  investment at December 29, 2000 (date
     of  initial  public  investment).   All  dividends  and  distributions  are
     reinvested.

>>   At September 30, 2002, the value of the Fund would have decreased to $6,550
     - a cumulative total investment return of (34.50)% since December 29, 2000.

>> At September 30, 2002, the value of a similar investment in the S&P 500 Total Return Index would have decreased to $6,330 - a cumulative total investment return of (36.70)% since December 29, 2000.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 99.47%

      Aerospace & Defense - 9.27%
           Goodrich Corporation ......................................................                  7,400             $  139,712
           The Boeing Company ........................................................                  4,000                136,520
                                                                                                                          ----------
                                                                                                                             276,232
                                                                                                                          ----------
      Auto & Trucks - 9.30%
           Ford Motor Company ........................................................                 13,200                129,360
           General Motors Corporation ................................................                  3,800                147,820
                                                                                                                          ----------
                                                                                                                             277,180
                                                                                                                          ----------
      Commercial Services - 4.34%
        (a)Cendant Corporation .......................................................                 12,000                129,120
                                                                                                                          ----------

      Computer Hardware - 3.83%
        (a)Sun Microsystems, Inc. ....................................................                 44,000                113,960
                                                                                                                          ----------

      Electrical Equipment - 4.79%
           American Electric Power Company, Inc. .....................................                  5,000                142,550
                                                                                                                          ----------

      Entertainment - 5.46%
        (a)AOL Time Warner Inc. ......................................................                 13,900                162,630
                                                                                                                          ----------

      Financial - Banks, Commercial - 5.46%
           FleetBoston Financial Corporation .........................................                  8,000                162,640
                                                                                                                          ----------

      Financial Services - 14.34%
           Citigroup Inc. ............................................................                  5,000                148,250
           J.P. Morgan Chase & Company ...............................................                  7,000                132,930
           Morgan Stanley ............................................................                  4,300                145,684
                                                                                                                          ----------
                                                                                                                             426,864
                                                                                                                          ----------
      Insurance - Life & Health - 4.81%
           Aetna Inc. ................................................................                  4,000                143,240
                                                                                                                          ----------

      Lodging - Hotels - 5.24%
        (a)Host Marriott Corporation .................................................                 16,800                155,904
                                                                                                                          ----------

      Real Estate Investment Trust - 5.09%
           Apartment Investment & Management Company .................................                  3,900                151,515
                                                                                                                          ----------

      Retail - Department Stores - 4.36%
           The May Department Stores Company .........................................                  5,700                129,789
                                                                                                                          ----------

      Retail - General Merchandise - 3.93%
           Sears, Roebuck and Company ................................................                  3,000                117,000
                                                                                                                          ----------


                                                                                                                         (Continued)


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Retail - Jewelry - 10.14%
        (a)Finlay Enterprises, Inc. ..................................................                 20,000             $  301,800
                                                                                                                          ----------

      Telecommunications - 9.11%
        (a)Corning Incorporated ......................................................                 70,000                112,000
           Verizon Communications Inc. ...............................................                  5,800                159,152
                                                                                                                          ----------
                                                                                                                             271,152
                                                                                                                          ----------

           Total Common Stocks (Cost $4,036,487) ............................................................              2,961,576
                                                                                                                          ----------


INVESTMENT COMPANY - 1.01%

      Evergreen Select Money Market Fund Class I #495 ................................                 30,087                 30,087
           (Cost $30,087)                                                                                                 ----------



Total Value of Investments (Cost $4,066,574 (b)) .....................................                 100.48 %          $2,991,663
Liabilities in Excess of Other Assets ................................................                  (0.48)%             (14,322)
                                                                                                       ------            ----------
      Net Assets .....................................................................                 100.00 %          $2,977,341
                                                                                                       ======            ==========




      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ..........................................................................           $   193,953
           Unrealized depreciation ..........................................................................            (1,268,864)
                                                                                                                        -----------

                      Net unrealized depreciation ...........................................................           $(1,074,911)
                                                                                                                        ===========











See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2002


ASSETS
      Investments, at value (cost $4,066,574) .........................................................                 $ 2,991,663
      Income receivable ...............................................................................                       5,012
                                                                                                                        -----------

           Total assets ...............................................................................                   2,996,675
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      19,334
                                                                                                                        -----------

NET ASSETS
      (applicable to 454,876 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $ 2,977,341
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($2,977,341 / 454,876 shares) ...................................................................                 $      6.55
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $ 4,142,291
      Accumulated net realized loss on investments ....................................................                     (90,039)
      Net unrealized depreciation on investments ......................................................                  (1,074,911)
                                                                                                                        -----------
                                                                                                                        $ 2,977,341
                                                                                                                        ===========























See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended September 30, 2002


NET INVESTMENT LOSS

      Income
           Dividends ........................................................................................             $  60,148
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ................................................................                36,276
           Fund administration fees (note 2) ................................................................                 4,535
           Distribution and service fees (note 3) ...........................................................                 9,069
           Custody fees .....................................................................................                 5,000
           Registration and filing administration fees (note 2) .............................................                 1,193
           Fund accounting fees (note 2) ....................................................................                27,362
           Audit fees .......................................................................................                14,001
           Legal fees .......................................................................................                10,959
           Securities pricing fees ..........................................................................                 1,891
           Other accounting fees (note 2) ...................................................................                19,465
           Shareholder servicing expenses ...................................................................                 2,488
           Registration and filing expenses .................................................................                 9,021
           Printing expenses ................................................................................                   347
           Trustee fees and meeting expenses ................................................................                 3,205
           Other operating expenses .........................................................................                 2,647
                                                                                                                          ---------

               Total expenses ...............................................................................               147,459
                                                                                                                          ---------

               Less:
                    Investment advisory fees waived (note 2) ................................................               (17,909)
                    Fund administration fees waived (note 2) ................................................                (4,535)
                    Fund accounting fees waived (note 2) ....................................................               (27,362)
                    Other accounting fees waived (note 2) ...................................................               (19,465)
                    Registration and filing administration fees waived (note 2) .............................                (1,193)
                                                                                                                          ---------

               Net expenses .................................................................................                76,995
                                                                                                                          ---------

                    Net investment loss .....................................................................               (16,847)
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                   80,363
      Increase in unrealized depreciation on investments .................................................                 (617,720)
                                                                                                                          ---------

           Net realized and unrealized loss on investments ...............................................                 (537,357)
                                                                                                                          ---------

               Net decrease in net assets resulting from operations ......................................                $(554,204)
                                                                                                                          =========





See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended        Period ended
                                                                                                    September 30,      September 30,
                                                                                                        2002              2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment loss ................................................................        $  (16,847)         $  (44,246)
         Net realized gain (loss) from investment transactions ..............................            80,363            (153,555)
         Increase in unrealized depreciation on investments .................................          (617,720)           (457,191)
                                                                                                     ----------          ----------

              Net decrease in net assets resulting from operations ..........................          (554,204)           (654,992)
                                                                                                     ----------          ----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ...............           667,637           3,518,900
                                                                                                     ----------          ----------

                     Total increase in net assets ...........................................           113,433           2,863,908

NET ASSETS

     Beginning of period ....................................................................         2,863,908                   0
                                                                                                     ----------          ----------

     End of period ..........................................................................        $2,977,341          $2,863,908
                                                                                                     ==========          ==========


(a) For the period from December 29, 2000 (date of initial public investments) to September 30, 2001.

(b) A summary of capital share activity follows:
                                                         ---------------------------------------------------------------------------
                                                                        Year ended                            Period ended
                                                                    September 30, 2002                   September 30, 2001 (a)

                                                               Shares               Value              Shares               Value
                                                         ---------------------------------------------------------------------------

Shares sold ...........................................          93,205          $  841,466             390,013          $3,593,879

Shares redeemed .......................................         (19,904)           (173,829)             (8,438)            (74,979)
                                                             ----------          ----------          ----------          ----------

     Net increase .....................................          73,301          $  667,637             381,575          $3,518,900
                                                             ==========          ==========          ==========          ==========













See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Year ended           Period ended
                                                                                              September 30,         September 30,
                                                                                                  2002                2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...........................................               $     7.51            $    10.00

      Loss from investment operations
           Net investment loss .................................................                    (0.04)                (0.12)
           Net realized and unrealized loss on investments .....................                    (0.92)                (2.37)
                                                                                               ----------            ----------

               Total from investment operations ................................                    (0.96)                (2.49)
                                                                                               ----------            ----------

Net asset value, end of period .................................................               $     6.55            $     7.51
                                                                                               ==========            ==========

Total return ...................................................................                   (12.67)%              (25.00)%(b)
                                                                                               ==========            ==========

Ratios/supplemental data
      Net assets, end of period ................................................               $2,977,341            $2,863,908
                                                                                               ==========            ==========
      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .......................                     4.06 %                6.32 %(c)
           After expense reimbursements and waived fees ........................                     2.12 %                3.90 %(c)
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees .......................                    (2.41)%               (4.96)%(c)
           After expense reimbursements and waived fees ........................                    (0.46)%               (2.53)%(c)

      Portfolio turnover rate ..................................................                    67.29 %               52.56 %

(a) For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.

(b) Not annualized.

(c) Annualized.













See accompanying notes to financial statements


                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Hillman Aggressive Equity Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the Hillman Capital Management Investment Trust (the "Trust"). The Trust was organized on July 14, 2000 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund received its initial public investment on December 29, 2000 and began operations on January 2, 2001. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The Fund has a capital loss carryforward for federal income tax purposes of $62,365, which expires in the year 2009. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


                                                                     (Continued)

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Hillman Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor has voluntarily waived a portion of its fee in the amount of $17,909 ($0.04 per share) for the year ended September 30, 2002. There can be no assurance that the foregoing voluntary fee waiver will continue.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived all of these fees amounting to $52,555 ($0.12 per share) for the year ended September 30, 2002. There can be no assurance that the foregoing voluntary fee waivers will continue.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, for each year elapsed subsequent to adoption of the Plan, for payment to the distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $3,041,479 and $2,371,852, respectively, for the year ended September 30, 2002.

                       THE HILLMAN AGGRESSIVE EQUITY FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                               September 30, 2002
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $4,000 during the fiscal year ended September 30, 2002 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.

--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                         in Fund
                            Position(s) Length                                           Complex
        Name, Age,          held with   of Time        Principal Occupation(s)          Overseen by        Other Directorships
        and Address         Fund/Trust  Served           During Past 5 Years             Trustee            Held by Trustee
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------

                                                       Independent Trustees

--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
Jack E. Brinson, 69         Trustee     Since    Retired;  Previously,   President  of       2       Independent Trustee   - Gardner
                                        12/2000  Brinson   Investment  Co.   (personal               Lewis Investment Trust  for the
                                                 investments) and  President     of                  three series of that trust; The
                                                 Brinson Chevrolet,  Inc.                            Nottingham Investment  Trust II
                                                 (auto dealership)                                   for  the  eight series  of that
                                                                                                     trust;      New      Providence
                                                                                                     Investment Trust  for  the one
                                                                                                     series  of  that  trust; and de
                                                                                                     Leon Funds  Trust  for  the one
                                                                                                     series   of  that  trust   (all
                                                                                                     registered          investment
                                                                                                     companies)
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
Theo H. Pitt, Jr., 66       Trustee     Since    Senior Partner,  Community  Financial       2       Independent Trustee  - Gardner
                            and         12/2000  Institutions    Consulting,     Rocky               Lewis  Investment   Trust  for
                            Chairman             Mount,  North  Carolina,  since 1997;               the three series of that trust
                                                 previously,  Chairman & CEO, Standard               (registered investment company)
                                                 Insurance   &   Realty   Corporation,
                                                 Rocky Mount, North Carolina,
                                                 1992-1997
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------

                                                        Interested Trustee

--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
Mark A. Hillman, 40         Trustee     Since    President    of    Hillman    Capital       2                    None
613 Third Street            and         12/2000  Management,    Inc.,    since    1998
Eastport Maritime Building  President            (Advisor to the  Funds);  previously,
Annapolis, MD  21403                             Chief  Investment  Officer of Menocal
                                                 Capital Management,  Inc. (investment
                                                 advisor)
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------

                                                           Other Officers

--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
C. Frank Watson III, 32     Secretary   Since    President    and   Chief    Operating      n/a                    n/a
                                        12/2000  Officer    (since    1999)   of   The
                                                 Nottingham                    Company
                                                 (Administrator    to   the    Funds);
                                                 previously,  Chief Operating  Officer
                                                 of The Nottingham Company
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
Julian G. Winters, 33       Treasurer   Since    Vice             President-Compliance      n/a                    n/a
                                        12/2000  Administration (since 1998) of The
                                                 Nottingham    Company;    previously,
                                                 Fund   Accountant,   The   Nottingham
                                                 Company
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche



INDEPENDENT AUDITORS' REPORT

To the Board of  Trustees of Hillman  Capital  Management  Investment  Trust and
  Shareholders of The Hillman Aggressive Equity Fund:

We have audited the accompanying statement of assets and liabilities of The Hillman Aggressive Equity Fund (the "Fund"), including the portfolio of investments, as of September 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for the period ended September 30, 2001 and the year ended September 30, 2002, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Hillman Aggressive Equity Fund as of September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for the period ended September 30, 2001 and the year ended September 30, 2002, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

October 28, 2002



__________
Deloitte
Touche
Tohmatsu
__________

                   (This page was intentionally left blank)

________________________________________________________________________________


                             THE HILLMAN AGGRESSIVE
                                   EQUITY FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust
























               This Report has been prepared for shareholders and
                may be distributed to others only if preceded or
                      accompanied by a current prospectus.

________________________________________________________________________________


                          THE HILLMAN TOTAL RETURN FUND

________________________________________________________________________________


           a series of the Hillman Capital Management Investment Trust





                                  Annual Report

                      FOR THE YEAR ENDED SEPTEMBER 30, 2002





                               INVESTMENT ADVISOR
                        Hillman Capital Management, Inc.
                                613 Third Street
                           Eastport Maritime Building
                            Annapolis, Maryland 21403



                          THE HILLMAN TOTAL RETURN FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Total Return Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

[LOGO]:
                                    HILLMAN
                               Capital Management
                              Investment Advisers
________________________________________________________________________________

   613 THIRD STREET * ANNAPOLIS, MARYLAND 21403 * 410-269-7783 * 800-226-0206
      FAX: 410-269-7785 * mark@hillmancapital.com * www.hillmancapital.com



Mark A. Hillman
President


                            Monday, November 18, 2002

Dear Shareholder of The Hillman Total Return Fund:

     Enclosed please find the annual report for The Hillman Total Return Fund (the "Fund") for the fiscal year ended September 30, 2002. The markets suffered from a crisis of investor confidence never before witnessed by young investors during this fiscal year. Shocked by acts of terrorism, anthrax scares, insider trading scandals and corporate corruption, investors pushed down the equity markets, with the S&P 500 Index declining 21.68%^1. As with any period of market volatility, investment opportunities abound and we have positioned our portfolio to take advantage of buying opportunities.

     The Fund performed well in this difficult environment, declining 1.56%^2 from September 30, 2001 to September 30, 2002 versus a loss of 21.68% for the S&P 500 Index over the same period^1. We believe that our bedrock of value investing will continue to enable our clients to participate in market advances without unreasonable exposure to excessive risk. The ability to opportunistically utilize various asset classes can be a valuable tool as well.

     Adherence to our discipline in bear markets is essential. The short-term swings of the market are unpredictable, but large-cap U.S. stocks have not had negative returns over any ten-year period since 1930-1939^3. During volatile markets it is tempting to listen to pundits who claim that they can predict short-term market direction. It is important to remember that if these people could make accurate predictions, they would be retired and enormously wealthy, instead of making predictions on television and in print media.

     We appreciate the opportunity to serve as your Fund's Investment Adviser.


                                            Sincerely yours,

                                            /s/ Mark A. Hillman



^1 Source:  Bloomberg L.P., 499 Park Avenue, New York, NY 10022-1240.
^2 See the attached Performance  Update and  financial  statements  for detailed information regarding the Fund's historical performance.
^3 Source: Ibbotson, Roger G., and Rex A. Sinquefield,  Stocks, Bonds, Bills and
   Inflation (SBBI), 1989, updated in SSBI 1999 Yearbook, TM Ibbotson Associates, Chicago, p. 46. All rights reserved.

________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.
________________________________________________________________________________

                          THE HILLMAN TOTAL RETURN FUND

                     Performance Update - $10,000 Investment

    For the period from December 29, 2000 (Date of Initial Public Investment)
                              to September 30, 2002


[Line Graph Here]:

--------------------------------------------------------------------------------
                            The Hillman Total            S&P 500 Total
                               Return Fund               Return Index
--------------------------------------------------------------------------------
12/29/00                        $10,000                    $10,000
 3/31/01                          9,250                      8,814
 6/30/01                          9,930                      9,330
 9/30/01                          8,750                      7,961
12/31/01                          9,902                      8,811
 3/31/02                         10,475                      8,836
 6/30/02                         10,063                      7,652
 9/30/02                          8,614                      6,330


This graph depicts the performance of The Hillman Total Return Fund (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                         Average Annual Total Returns

                --------------- ----------------------------
                                   Since Date of Initial
                    One Year    Public Investment (12/29/00)
                --------------- ----------------------------
                     (1.56)%              (8.16)%
                --------------- ----------------------------


>>   The graph assumes an initial $10,000  investment at December 29, 2000 (date
     of  initial  public  investment).   All  dividends  and  distributions  are
     reinvested.

>>   At September 30, 2002, the value of the Fund would have decreased to $8,614
     - a cumulative total investment return of (13.86)% since December 29, 2000.

>> At September 30, 2002, the value of a similar investment in the S&P 500 Total Return Index would have decreased to $6,330 - a cumulative total investment return of (36.70)% since December 29, 2000.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 71.71%

      Aerospace & Defense - 3.18%
           Goodrich Corporation ....................................................                   5,000              $   94,400
           The Boeing Company ......................................................                   3,100                 105,803
                                                                                                                          ----------
                                                                                                                             200,203
                                                                                                                          ----------
      Auto & Trucks - 2.75%
           General Motors Corporation ..............................................                   2,000                  77,800
           Ford Motor Company ......................................................                   9,700                  95,060
                                                                                                                          ----------
                                                                                                                             172,860
                                                                                                                          ----------
      Chemicals - 2.01%
           E.I. Du Pont de Nemours & Company .......................................                   3,500                 126,245
                                                                                                                          ----------

      Commercial Services - 1.34%
        (a)Cendant Corporation .....................................................                   7,800                  83,928
                                                                                                                          ----------

      Computer Hardware - 0.67%
        (a)Sun Microsystems, Inc. ..................................................                  16,200                  41,958
                                                                                                                          ----------

      Computers - 0.94%
        (a)EMC Corporation .........................................................                  13,000                  59,410
                                                                                                                          ----------

      Electric Companies - 2.52%
           The Southern Company ....................................................                   5,500                 158,290
                                                                                                                          ----------

      Electrical Equipment - 3.55%
        (a)American Power Conversion Corporation ...................................                   9,700                  92,732
           General Electric Company ................................................                   5,300                 130,645
                                                                                                                          ----------
                                                                                                                             223,377
                                                                                                                          ----------
      Entertainment - 1.49%
        (a)AOL Time Warner Inc. ....................................................                   8,000                  93,600
                                                                                                                          ----------

      Financial - Banks, Commercial - 1.29%
           FleetBoston Financial Corporation .......................................                   4,000                  81,320
                                                                                                                          ----------

      Financial Services - 5.50%
           Allied Capital Corporation ..............................................                  11,300                 247,357
           Morgan Stanley Dean Witter & Co. ........................................                   2,900                  98,252
                                                                                                                          ----------
                                                                                                                             345,609
                                                                                                                          ----------
      Food - Wholesale - 0.02%
           The J.M. Smucker Company ................................................                      32                   1,175
                                                                                                                          ----------

      Hardware & Tools - 2.00%
           The Black & Decker Corporation ..........................................                   3,000                 125,790
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Household Products - Non-Durables - 2.27%
           The Procter & Gamble Company ..............................................                  1,600             $  143,008
                                                                                                                          ----------

      Insurance - Life & Health - 2.28%
           Aetna Inc. ................................................................                  4,000                143,240
                                                                                                                          ----------

      Lodging - Hotels - 1.90%
        (a)Host Marriott Corporation .................................................                 12,900                119,712
                                                                                                                          ----------

      Manufacturing - Diversified - 2.10%
           3M Co. ....................................................................                  1,200                131,964
                                                                                                                          ----------

      Photography / Imaging - 2.12%
           Eastman Kodak Company .....................................................                  4,900                133,476
                                                                                                                          ----------

      Real Estate Investment Trust - 9.13%
           Apartment Investment & Management Company .................................                  2,800                108,780
           Correctional Properties Trust .............................................                  9,400                216,200
           Equity Office Properties Trust ............................................                  5,000                129,100
           Equity Residential ........................................................                  5,000                119,700
                                                                                                                          ----------
                                                                                                                             573,780
                                                                                                                          ----------
      Restaurants & Food Service - 5.20%
        (a)Outback Steakhouse, Inc. ..................................................                  4,300                118,164
        (a)Starbucks Corporation .....................................................                  5,300                109,339
           Wendy's International, Inc. ...............................................                  3,000                 99,330
                                                                                                                          ----------
                                                                                                                             326,833
                                                                                                                          ----------
      Retail - General Merchandise - 1.86%
           Sears, Roebuck & Company ..................................................                  3,000                117,000
                                                                                                                          ----------

      Retail - Grocery - 2.25%
        (a)Whole Foods Market, Inc. ..................................................                  3,300                141,372
                                                                                                                          ----------

      Retail - Jewelry - 5.38%
        (a)Finlay Enterprises, Inc. ..................................................                 22,400                338,016
                                                                                                                          ----------

      Retail - Specialty Line - 1.48%
        (a)Staples, Inc. .............................................................                  7,300                 93,367
                                                                                                                          ----------

      Retirement / Aged Care - 2.39%
        (a)Sunrise Assisted Living, Inc. .............................................                  7,000                150,150
                                                                                                                          ----------




                                                                                                                         (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Telecommunications - 4.05%
        (a)Corning Incorporated ..................................................                   18,800               $   30,080
           SBC Communications Inc. ...............................................                    5,300                  106,530
           Verizon Communications Inc. ...........................................                    4,300                  117,992
                                                                                                                          ----------
                                                                                                                             254,602
                                                                                                                          ----------
      Utilities - Electric - 2.04%
           American Electric Power Company, Inc. .................................                    4,500                  128,295
                                                                                                                          ----------

           Total Common Stocks (Cost $5,558,807) ..........................................................                4,508,580
                                                                                                                          ----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Interest              Maturity
                                                      Principal                Rate                  Date
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 0.92%

      United States Treasury Note ..............       $ 50,000               6.875%               05/15/06                   57,965
           (Cost $53,081)                                                                                                 ----------

FEDERAL AGENCY OBLIGATIONS - 4.71%

      Federal National Mortgage Association ....        293,000               6.000%               12/25/31                  295,877
           (Cost $290,443)                                                                                                ----------

CORPORATE OBLIGATIONS - 14.86%

      Boston Celtics LP ........................         87,000               6.000%               06/30/38                   50,460
      DaimlerChrysler NA Holdings ..............        140,000               8.500%               01/18/31                  166,425
      Ford Motor Credit Co. ....................        420,000               6.875%               02/01/06                  413,175
      Motorola Inc. ............................        200,000               6.750%               02/01/06                  196,750
      Weatherford International Inc. ...........          2,200               5.000%               11/01/27                  107,646
                                                                                                                          ----------

           Total Corporate Obligations (Cost $930,757) ....................................................                  934,456
                                                                                                                          ----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Shares
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 4.82%

      BlackRock Broad Investment Grade 2009 Term Trust ...........................                   10,500                  168,000
      Putnam Master Income Trust .................................................                   20,600                  135,342
                                                                                                                          ----------

           Total Investment Companies (Cost $280,055) .....................................................                  303,342
                                                                                                                          ----------

Total Value of Investments (Cost $7,113,143 (b)) .................................                    97.02 %             $6,100,220
Other Assets Less Liabilities ....................................................                     2.98 %                187,350
                                                                                                     ------               ----------
      Net Assets .................................................................                   100.00 %             $6,287,570
                                                                                                     ======               ==========

                                                                                                                         (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2002




      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ........................................................................             $   492,489
           Unrealized depreciation ........................................................................              (1,505,412)
                                                                                                                        -----------

           Net unrealized depreciation ....................................................................             $(1,012,923)
                                                                                                                        ===========




































See accompanying notes to financial statements



                                                    THE HILLMAN TOTAL RETURN FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2002


ASSETS
      Investments, at value (cost $7,113,143) .........................................................                 $ 6,100,220
      Cash ............................................................................................                     186,835
      Income receivable ...............................................................................                      23,546
                                                                                                                        -----------

           Total assets ...............................................................................                   6,310,601
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      23,031
                                                                                                                        -----------

NET ASSETS
      (applicable to 738,738 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $ 6,287,570
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($6,287,570 / 738,738 shares) ...................................................................                 $      8.51
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $ 7,231,676
      Undistributed net investment income .............................................................                       4,147
      Undistributed net realized gain on investments ..................................................                      64,670
      Net unrealized depreciation on investments ......................................................                  (1,012,923)
                                                                                                                        -----------
                                                                                                                        $ 6,287,570
                                                                                                                        ===========























See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended September 30, 2002


NET INVESTMENT INCOME

      Income
           Interest .........................................................................................             $  33,742
           Dividends ........................................................................................               161,828
                                                                                                                          ---------

               Total income .................................................................................               195,570
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ................................................................                67,145
           Fund administration fees (note 2) ................................................................                 8,393
           Distribution and service fees (note 3) ...........................................................                16,786
           Custody fees .....................................................................................                 5,142
           Registration and filing administration fees (note 2) .............................................                 1,193
           Fund accounting fees (note 2) ....................................................................                27,670
           Audit fees .......................................................................................                14,250
           Legal fees .......................................................................................                11,034
           Securities pricing fees ..........................................................................                 4,068
           Other accounting fees (note 2) ...................................................................                15,585
           Shareholder servicing expenses ...................................................................                 2,213
           Registration and filing expenses .................................................................                10,052
           Printing expenses ................................................................................                   151
           Trustee fees and meeting expenses ................................................................                 3,205
           Other operating expenses .........................................................................                 3,324
                                                                                                                          ---------

               Total expenses ...............................................................................               190,211
                                                                                                                          ---------

               Less:
                    Investment advisory fees waived (note 2) ................................................               (16,573)
                    Fund administration fees waived (note 2) ................................................                (8,393)
                    Fund accounting fees waived (note 2) ....................................................               (27,670)
                    Other accounting fees waived (note 2) ...................................................               (15,585)
                    Registration and filing administration fees waived (note 2) .............................                (1,193)
                                                                                                                          ---------

               Net expenses .................................................................................               120,797
                                                                                                                          ---------

                    Net investment income ...................................................................                74,773
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                   65,196
      Increase in unrealized depreciation on investments .................................................                 (368,388)
                                                                                                                          ---------

           Net realized and unrealized loss on investments ...............................................                 (303,192)
                                                                                                                          ---------

               Net decrease in net assets resulting from operations ......................................                $(228,419)
                                                                                                                          =========


See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended        Period ended
                                                                                                    September 30,      September 30,
                                                                                                        2002              2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment income ......................................................                $   74,773          $    8,423
         Net realized gain from investment transactions .............................                    65,196                 411
         Increase in unrealized depreciation on investments .........................                  (368,388)           (644,535)
                                                                                                     ----------          ----------

              Net decrease in net assets resulting from operations ..................                  (228,419)           (635,701)
                                                                                                     ----------          ----------

     Distributions to shareholders from
         Net investment income ......................................................                   (78,487)                  0
         Net realized gain from investment transactions .............................                    (1,499)                  0
                                                                                                     ----------          ----------

              Decrease in net assets resulting from distributions ...................                   (79,986)                  0
                                                                                                     ----------          ----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) .......                   670,179           6,561,497
                                                                                                     ----------          ----------

                     Total increase in net assets ...................................                   361,774           5,925,796

NET ASSETS

     Beginning of period ............................................................                 5,925,796                   0
                                                                                                     ----------          ----------

     End of period   (including undistributed net investment income
                      of $4,147 in 2002 and $8,423 in 2001) .........................                $6,287,570          $5,925,796
                                                                                                     ==========          ==========


(a) For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.

(b) A summary of capital share activity follows:
                                                             -----------------------------------------------------------------------
                                                                       Year ended                             Period ended
                                                                   September 30, 2002                    September 30, 2001 (a)

                                                               Shares               Value              Shares               Value
                                                             -----------------------------------------------------------------------

Shares sold ............................................        153,200          $1,557,781             680,121          $6,600,222

Shares issued for reinvestment of distributions ........          1,549              14,149                   0                   0
                                                             ----------          ----------          ----------          ----------

                                                                154,749           1,571,930             680,121           6,600,222

Shares redeemed ........................................        (92,005)           (901,751)             (4,127)            (38,725)
                                                             ----------          ----------          ----------          ----------

     Net increase ......................................         62,744          $  670,179             675,994          $6,561,497
                                                             ==========          ==========          ==========          ==========

See accompanying notes to financial statements


                                                    THE HILLMAN TOTAL RETURN FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Year ended           Period ended
                                                                                              September 30,         September 30,
                                                                                                  2002                2001 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................................              $     8.77            $    10.00

      Loss from investment operations
           Net investment income ................................................                    0.10                  0.01
           Net realized and unrealized loss on investments ......................                   (0.25)                (1.24)
                                                                                               ----------            ----------

               Total from investment operations .................................                   (0.15)                (1.23)
                                                                                               ----------            ----------

      Distributions to shareholders from
           Net investment income ................................................                   (0.11)                 0.00
                                                                                               ----------            ----------

Net asset value, end of period ..................................................              $     8.51            $     8.77
                                                                                               ==========            ==========

Total return ....................................................................                   (1.56)%              (12.50)%(b)
                                                                                               ==========            ==========

Ratios/supplemental data
      Net assets, end of period .................................................              $6,287,570            $5,925,796
                                                                                               ==========            ==========
      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........................                    2.83 %                4.22 %(c)
           After expense reimbursements and waived fees .........................                    1.80 %                2.78 %(c)
      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees ........................                    0.08 %               (1.17)%(c)
           After expense reimbursements and waived fees .........................                    1.11 %                0.27 %(c)

      Portfolio turnover rate ...................................................                   40.37 %                6.03 %

(a) For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.

(b) Not annualized.

(c) Annualized.










See accompanying notes to financial statements


                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Hillman Total Return Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the Hillman Capital Management Investment Trust (the "Trust"). The Trust was organized on July 14, 2000 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund received its initial public investment on December 29, 2000 and began operations on January 2, 2001. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees (the "Trustees"). Short-term investments are valued at cost which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Hillman Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.


                                                                     (Continued)

                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2002



     The Advisor has voluntarily waived a portion of its fee in the amount of $16,573 ($0.02 per share) for the year ended September 30, 2002. There can be no assurance that the foregoing voluntary fee waiver will continue.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also received a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived all of these fees amounting to $52,841 ($0.08 per share) for the year ended September 30, 2002. There can be no assurance that the foregoing voluntary fee waivers will continue.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, for each year elapsed subsequent to adoption of the Plan, for payment to the distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $3,206,269 and $2,520,469, respectively, for the year ended September 30, 2002.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS - (UNAUDITED)

     During the year ended September 30, 2002, the Fund paid a long-term capital gain distribution of $1,087.

                          THE HILLMAN TOTAL RETURN FUND

               ADDITIONAL INFORMATION ABOUT TRUSTEES AND OFFICERS

                               September 30, 2002
                                   (Unaudited)


The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Independent Trustees received aggregate compensation of $4,000 during the fiscal year ended September 30, 2002 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.

--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
                                                                                         Number of
                                                                                        Portfolios
                                                                                         in Fund
                            Position(s) Length                                           Complex
        Name, Age,          held with   of Time        Principal Occupation(s)          Overseen by        Other Directorships
        and Address         Fund/Trust  Served          During Past 5 Years              Trustee            Held by Trustee
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------

                                                       Independent Trustees

--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
Jack E. Brinson, 69         Trustee     Since    Retired;  Previously,   President  of       2       Independent Trustee   - Gardner
                                        12/2000  Brinson   Investment  Co.   (personal               Lewis Investment Trust  for the
                                                 investments) and  President     of                  three series of that trust; The
                                                 Brinson Chevrolet,  Inc.                            Nottingham Investment  Trust II
                                                 (auto dealership)                                   for  the  eight series  of that
                                                                                                     trust;      New      Providence
                                                                                                     Investment Trust  for  the one
                                                                                                     series  of  that  trust; and de
                                                                                                     Leon Funds  Trust  for  the one
                                                                                                     series   of  that  trust   (all
                                                                                                     registered          investment
                                                                                                     companies)
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
Theo H. Pitt, Jr., 66       Trustee     Since    Senior Partner,  Community  Financial       2       Independent Trustee  - Gardner
                            and         12/2000  Institutions    Consulting,     Rocky               Lewis  Investment   Trust  for
                            Chairman             Mount,  North  Carolina,  since 1997;               the three series of that trust
                                                 previously,  Chairman & CEO, Standard               (registered investment company)
                                                 Insurance   &   Realty   Corporation,
                                                 Rocky Mount, North Carolina,
                                                 1992-1997
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------

                                                        Interested Trustee

--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
Mark A. Hillman, 40         Trustee     Since    President    of    Hillman    Capital       2                    None
613 Third Street            and         12/2000  Management,    Inc.,    since    1998
Eastport Maritime Building  President            (Advisor to the  Funds);  previously,
Annapolis, MD  21403                             Chief  Investment  Officer of Menocal
                                                 Capital Management,  Inc. (investment
                                                 advisor)
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------

                                                           Other Officers

--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
C. Frank Watson III, 32     Secretary   Since    President    and   Chief    Operating      n/a                    n/a
                                        12/2000  Officer    (since    1999)   of   The
                                                 Nottingham                    Company
                                                 (Administrator    to   the    Funds);
                                                 previously,  Chief Operating  Officer
                                                 of The Nottingham Company
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------
Julian G. Winters, 33       Treasurer   Since    Vice             President-Compliance      n/a                    n/a
                                        12/2000  Administration (since 1998) of The
                                                 Nottingham    Company;    previously,
                                                 Fund   Accountant,   The   Nottingham
                                                 Company
--------------------------- ----------- -------- ------------------------------------- ------------- -------------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees  of Hillman  Capital  Management  Investment  Trust and
  Shareholders of The Hillman Total Return Fund:

We have audited the accompanying statement of assets and liabilities of The Hillman Total Return Fund (the "Fund"), including the portfolio of investments, as of September 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for the period ended September 30, 2001 and the year ended September 30, 2002, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Hillman Total Return Fund as of September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for the period ended September 30, 2001 and the year ended September 30, 2002, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

October 28, 2002




__________
Deloitte
Touche
Tohmatsu
__________

________________________________________________________________________________


                          THE HILLMAN TOTAL RETURN FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust





















               This Report has been prepared for shareholders and
                may be distributed to others only if preceded or
                      accompanied by a current prospectus.